Board of directors, Senior Management and Key management personnel - Narrative (Details) CLF in Thousands, $ in Thousands			12 Months Ended
	Apr. 26, 2023 CLF director	Apr. 26, 2022 CLF director	Dec. 31, 2023 CLF director employee	Dec. 31, 2023 USD ($) director employee	Dec. 31, 2022 CLF employee director	Dec. 31, 2022 USD ($) employee director	Dec. 31, 2021 CLF director	Dec. 31, 2021 USD ($) director
Related Party Disclosures [Line Items]
Number of directors | director	6	6
Election period (in years)			3 years	3 years
Key management personnel compensation | CLF	CLF 600	CLF 600
Key management personnel compensation, percentage	0.06%	0.06%
Variable compensation, percentage of net earnings							110.00%	110.00%
Variable compensation, percentage of net income					1.10	1.10
Variable compensation, percentage of profit					1.10	1.10
Number of employees | employee			7,682	7,682	6,997	6,997
Chairman
Related Party Disclosures [Line Items]
Key management personnel compensation | CLF	CLF 800	CLF 800
Key management personnel compensation, percentage	0.12%	0.12%
Directors
Related Party Disclosures [Line Items]
Number of directors | director	2		8	8
Directors committee
Related Party Disclosures [Line Items]
Number of directors | director			3	3	3	3	3	3
Key management personnel compensation			CLF 200	$ 7,516	CLF 200	$ 6,711	CLF 200	$ 3,749
Key management personnel compensation, percentage			0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Variable compensation, percentage of net income							1.10	1.10
Health, Safety and Environmental Matters Committee
Related Party Disclosures [Line Items]
Number of directors | director					3	3
Key management personnel compensation | CLF					CLF 100
Corporate Governance Committee
Related Party Disclosures [Line Items]
Number of directors | director					3	3
Key management personnel compensation | CLF					CLF 100
Vice President
Related Party Disclosures [Line Items]
Key management personnel compensation | CLF	CLF 700	CLF 700
Key Management Personnel
Related Party Disclosures [Line Items]
Key management personnel compensation | $				$ 37,418		$ 29,633		$ 31,560
Number of employees | employee			153	153	142	142